Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Income (loss) before income taxes	$ (56,711)	$ (5,166,207)	$ (3,454,778)
Statutory income tax rate	27.00%	26.00%	26.00%
Income tax (benefit) expense computed at statutory tax rate	$ (15,312)	$ (1,343,214)	$ (898,242)
Items not deductible for income tax purposes	77,417	(100,626)	114,580
Under/(over) provision of taxes in prior years	0	0	(824,607)
Change in timing differences	(80,965)	187,473	372,451
Impact on foreign exchange on tax assets and liabilities	(90,212)	117,313	162,359
Difference between Canadian and foreign taxes	3,403	(464,959)	(119,976)
Effect of change in tax rates	(42,564)	0	0
Unused tax losses and tax offsets not recognized	148,233	1,431,580	(414,825)
Income tax expense (recovery)	0	(172,433)	(1,608,260)
Penalties and interest included in income tax expense (recovery)	(290,818)	0	614,283
Texas margin tax and branch tax	39,654	22,137	4,791
Income tax expense (recovery)	$ (251,164)	$ (150,296)	$ (989,186)